10. Restatement (Details - Cash Flow) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net Loss	$ (626,361)	$ (467,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	(9,270)	26,528
Depreciation expense	2,181	1,130
Changes in Operating Assets and Liabilities:	81,342	0
Accounts receivable	(747)	81,325
Accounts receivable - related party	9,768	(10,332)
Inventories	30,333	(53,258)
Prepaid expenses	(318)	6,999
Accounts payable and accrued liabilities	80,743	92,585
Customer deposit	(30,392)	(77,903)
Deferred rent	(468)	(443)
Net cash flows used in operating activities	(445,673)	(400,803)
Purchase of property and equipment	0	(8,239)
Net cash flows used in investing activities	0	(8,239)
Repayment to related parties	0	(63,368)
Repayment to shareholders	0	(19,534)
Net cash flows provided by (used in) financing activities	500,000	(82,902)
Net Change in Cash and Cash Equivalents	54,327	(491,944)
Cash and cash equivalents - Beginning of Period	340,071
Cash and cash equivalents - End of Period	394,398	340,071
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net Loss		(440,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve		0
Depreciation expense		1,130
Accounts receivable		70,993
Accounts receivable - related party		0
Inventories		(53,258)
Prepaid expenses		6,999
Accounts payable and accrued liabilities		96,987
Customer deposit		(82,303)
Purchase of property and equipment		(8,239)
Net cash flows used in investing activities		(8,239)
Repayment to related parties		(63,369)
Repayment to shareholders		(19,533)
Net cash flows provided by (used in) financing activities		(82,902)
Net Change in Cash and Cash Equivalents		(491,940)
Cash and cash equivalents - Beginning of Period	$ 340,071	822,015
Cash and cash equivalents - End of Period		340,071
Adjustment [Member]
Cash flows from operating activities:
Net Loss		(26,530)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve		26,528
Accounts receivable		10,332
Accounts receivable - related party		(10,332)
Accounts payable and accrued liabilities		(4,402)
Customer deposit		$ 4,400